CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Revenues
Interest revenue	[1]	$ 58,551		$ 61,683	$ 62,970
Interest expense	[1]	11,921		13,690	16,177
Net interest revenue	[1]	46,630		47,993	46,793
Commissions and fees		11,848	[1]	13,032	12,941
Principal transactions	[1]	6,008		6,698	7,302
Administration and other fiduciary fees	[1]	3,648		4,013	4,089
Realized gains on sales of investments, net	[1]	682		570	748
Other-than-temporary impairment losses on investments
Gross impairment losses	[1]	(265)		(432)	(633)
Less: Impairments recognized in AOCI	[1]	0		8	98
Net impairment (losses) recognized in earnings	[1]	(265)		(424)	(535)
Insurance premiums	[1]	1,845		2,110	2,280
Other revenue	[1]	5,958		3,227	3,106
Total non-interest revenues	[1]	29,724		29,226	29,931
Total revenues, net of interest expense	[1]	76,354		77,219	76,724
Provisions for credit losses and for benefits and claims
Provision for loan losses		7,108		6,828	7,604
Policyholder benefits and claims		731		801	830
Provision (release) for unfunded lending commitments		74		(162)	80
Total provisions for credit losses and for benefits and claims		7,913		7,467	8,514
Operating expenses
Compensation and benefits	[1]	21,769		23,959	23,967
Premises and equipment	[1]	2,878		3,178	3,165
Technology/communication	[1]	6,581		6,436	6,136
Advertising and marketing	[1]	1,547		1,844	1,888
Other operating	[1]	10,840		19,634	13,252
Total operating expenses	[1]	43,615		55,051	48,408
Income from continuing operations before income taxes		24,826		14,701	19,802
Provision for income taxes		7,440		7,197	6,186
Income from continuing operations		17,386		7,504	13,616
Discontinued operations
Income (loss) from discontinued operations		(83)		10	(242)
Gain on sale		0		0	268
Provision (benefit) for income taxes		(29)		12	(244)
Income (loss) from discontinued operations, net of taxes		(54)		(2)	270
Net income before attribution of noncontrolling interests		17,332		7,502	13,886
Noncontrolling interests		90		192	227
Citigroup’s net income		$ 17,242		$ 7,310	$ 13,659
Basic earnings per share
Income from continuing operations (in dollars per share)	[2]	$ 5.43		$ 2.21	$ 4.26
Income (loss) from discontinued operations, net of taxes (in dollars per share)	[2]	(0.02)		0.00	0.09
Net income (in dollars per share)	[2]	$ 5.41		$ 2.21	$ 4.35
Weighted average common shares outstanding (in shares)		3,004.0		3,031.6	3,035.8
Diluted earnings per share
Income from continuing operations (in dollars per share)	[2]	$ 5.42		$ 2.20	$ 4.25
Income (loss) from discontinued operations, net of taxes (in dollars per share)	[2]	(0.02)		0.00	0.09
Net income (in dollars per share)	[2]	$ 5.40		$ 2.20	$ 4.34
Adjusted weighted average common shares outstanding (in shares)		3,007.7		3,037.0	3,041.6

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.
[2]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.